Related Party Transactions	9 Months Ended	12 Months Ended
	Sep. 30, 2017	Dec. 31, 2016
Related Party Transactions [Abstract]
Related Party Transactions

Note 5. Related Party Transactions

Effective December 19, 2014, the Company entered into a Distribution and Cross Marketing Agreement with Terex and Manitex (the “Terex Cross Marketing Agreement”) that set forth the terms under which the Company would manufacture and sell ASV products, certain services Terex would provide in assisting in the sales and marketing of ASV products and the costs to be paid by the Company in exchange for such services. The Terex Cross Marketing Agreement defines dealers and customers to which, and territories for which, Terex would have the exclusive right on behalf of the Company to market and sell Terex-branded ASV products. The Terex Cross Marketing Agreement defines the compensation to Terex for its machine sales selling expense, part sales selling expense and general and administrative costs associated with such sales. In addition, for the provision of marketing services by Terex, the Company would pay an annual fee of $250, subject to annual escalation of 3% plus 0.2% of net incremental sales. Unless terminated, the term of the Terex Cross Marketing Agreement is five years, and the parties may agree to renew for additional one year terms. The Company expensed $296 and $170 for services for the three months ended September 30, 2017 and 2016, respectively, and $888 and $1,150 for the nine months ended September 30, 2017 and 2016, respectively, under the Terex Cross Marketing Agreement.

Effective December 19, 2014, the Company entered into a Services Agreement with Terex (the “Terex Services Agreement”) that set forth the terms under which Terex would provide certain services to the Company and the Company will retain access to certain services provided by Terex and the compensation related thereto. The scope of the Terex Services Agreement covers amongst other items, temporary transition services arising from the transfer of majority ownership to Manitex, third party logistics services for parts fulfillment, warranty and field service and information technology (“IT”) services for both transitional and ongoing services. Unless terminated, the term of the Terex Services Agreement is specific to each service provided, and the parties may agree to renew for additional one year terms. The Company expensed $320 and $311 for services provided for the three months ended September 30, 2017 and 2016, respectively, and $1,010 and $960 for the nine months ended September 30, 2017 and 2016, respectively, under the Terex Services Agreement.

Effective March 27, 2017, the Company entered into a Winddown and Termination of Distribution and Cross Marketing Agreement and Services Agreement with Terex and Manitex (the “Winddown Agreement”). Pursuant to the Winddown Agreement, Terex will continue to provide certain services to the Company following the completion of the IPO under the Terex Cross Marketing Agreement and the Terex Services Agreement, including parts sales, shipment and purchases and parts planning, customer parts phone support, and administrative services, including IT support and accounting input information for parts cost and pricing. Pursuant to the Winddown Agreement, these services will continue on a transitional basis. Terex no longer markets ASV machines under the Terex Cross Marketing Agreement and the Company is responsible for marketing all ASV machines to all distribution channels, but Terex will continue to market ASV parts under the Terex Cross Marketing Agreement during transition period. Pursuant to the Winddown Agreement, the Company will be permitted to produce and sell Terex-branded ASV products to existing Terex dealers and continue to use applicable Terex trademarks during the transition period and for one year after termination of the Winddown Agreement. The Company has the right to terminate any service related to parts sales and distribution upon six months’ notice to Terex, and the Company also has the right to terminate all services upon six months’ notice to Terex. After one year from the date of the Winddown Agreement, Terex will also have the right to terminate services upon six months’ notice. In no event will the services continue beyond December 19, 2019. The Winddown Agreement does not immediately terminate the Terex Cross Marketing Agreement or the Terex Services Agreement, each of which will remain in effect until terminated in accordance with the Winddown Agreement. By notice dated October 5, 2017, the Company provided notice to Terex and Manitex of the termination, effective as of April 5, 2018, of all services provided by Terex thereunder. Such notice also indicated that, also effective as of April 5, 2018, the Terex Cross Marketing Agreement and Terex Services Agreement shall also be deemed terminated.

Included in the Company’s Condensed Statements of Income are sales to Terex of $50 and $200 for the three months ended September 30, 2017 and 2016, respectively, and $229 and $1,471 for the nine months ended September 30, 2017 and 2016, respectively. Also included are sales to Manitex of $1 and $1 for the three months ended September 30, 2017 and 2016, respectively, and $24 and $1,147 for the nine months ended September 30, 2017 and 2016, respectively. The Company recorded purchases from Terex of $1,127 and $2,175 for the three months ended September 30, 2017 and 2016 respectively, and $4,832 and $6,090 for the nine months ended September 30, 2017 and 2016, respectively. The Company also recorded charges for insurance and employee benefit costs from Manitex of $567 and $616 for the three months ended September 30, 2017 and 2016, respectively, and $2,153 and $2,326 for the nine months ended September 30, 2017 and 2016, respectively.

Receivables from affiliates include $44 due from Terex and $0 due from Manitex (total $44) at September 30, 2017, and $501 due from Terex and $912 due from Manitex (total $1,413) at December 31, 2016.

Payables from affiliates includes $1,120 due to Terex and $3 due to Manitex (total $1,123) at September 30, 2017, and $2,275 due to Terex and $23 due to Manitex (total $2,298) at December 31, 2016

NOTE 10—RELATED PARTY TRANSACTIONS

Effective December 19, 2014, the Company has entered into a Distribution and Cross Marketing Agreement with Terex that sets forth the terms under which ASV will manufacture and sell ASV Products, certain services Terex will provide in assisting in the sales and marketing of ASV products and the costs to be paid by ASV in exchange for such services. The agreement defines dealers and territories and customers that Terex shall have the exclusive right on behalf of ASV to market and sell Terex branded ASV products. The agreement defines the compensation to Terex for its machine sales selling expense, part sales selling expense and general and administrative costs associated with such sales. In addition, for the provision of marketing services by Terex, ASV shall pay an annual fee of $250, subject to annual escalation of 3% plus 0.2% of net incremental sales. Unless terminated, the term of the agreement is five years, and the parties may agree to renew for additional one year terms. ASV expensed $1,648 and $1,960 for services for the year ended December 31, 2016 and 2015, respectively.

Effective December 19, 2014 the Company has entered into a Services Agreement with Terex that sets forth the terms under which Terex will provide certain services to ASV and ASV will retain access to certain services provided by Terex and the compensation related thereto. The scope of the agreement covers amongst other items, temporary transition services arising from the transfer of majority ownership to Manitex, third party logistics services for parts fulfilment, warranty and field service and Information Technology services for both transitional and ongoing services. Unless terminated, the term of the agreement is specific to each service provided, and the parties may agree to renew for additional one year terms. ASV expensed $1,418 and $1,472 for services provided for the year ended December 31, 2016 and 2015, respectively.

Included in the Company’s Statements of Operations are sales to Terex of $1,653 and sales to Manitex of $1,041 (total $2,694) for the year ended December 31, 2016 and sales to Terex of $2,472 and sales to Manitex of $611 (total $3,083) for the year ended December 31, 2015. The company recorded purchases from Terex of $8,545 and $9,495 for the years ended December 31, 2016 and 2015, respectively. The company also recorded charges for insurance and employee benefit costs from Manitex of $2,906 and $2,991 for the years ended December 31, 2016 and 2015, respectively.

Receivables from affiliates include $501 due from Terex and $912 due from Manitex (total $1,413) at December 31, 2016, and $388 due from Terex and $571 due from Manitex (total $959) at December 31, 2015.

Payables from affiliates includes $2,275 due to Terex and $23 due to Manitex (total $2,298) at December 31, 2016 and $1,413 due to Terex and $245 due to Manitex (total $1,658) at December 31, 2015.